Schedule of Investments (unaudited) September 30, 2020	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 5.00%, 09/01/24	$900	$1,065,627

Arizona — 1.7%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, Sub-Series A, 5.00%, 07/01/22(a)	1,000	1,084,230
Arizona Health Facilities Authority, RB, Series A, 4.00%, 01/01/43	1,000	1,025,100
City of Phoenix, Refunding GO, 5.00%, 07/01/24	650	766,142
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/34	2,480	3,063,742

		5,939,214

California — 21.2%
Bay Area Toll Authority, RB, Series F-1, 4.00%, 04/01/56 .	1,000	1,095,710
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	570,730
California Educational Facilities Authority, RB,
Series U-6, 5.00%, 05/01/45	1,260	1,971,749
California Health Facilities Financing Authority, RB,
Series A, 5.00%, 11/15/48	1,950	2,327,734
California State Public Works Board, RB, Series A, 5.00%, 03/01/38	1,000	1,098,140
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26	250	316,048
Series C, 4.00%, 11/01/32	500	581,905
Series C, 5.00%, 11/01/34	685	847,222
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	569,190
Series A, 4.00%, 11/01/38	500	563,915
Series A, 5.00%, 11/01/43	540	647,962
Series A, 5.00%, 11/01/48	1,030	1,290,065
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	589,440
City of Los Angeles Department of Airports, ARB, Sub- Series B, 5.00%, 05/15/42	1,500	1,781,595
City of Los Angeles Department of Airports, Refunding RB, Series B, 5.00%, 05/15/35	400	424,988
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/35	1,305	1,615,799
Coast Community College District, Refunding GO, Series A, 4.00%, 08/01/23(a)	1,000	1,108,700
Contra Costa Community College District, GO, Series A, 4.00%, 08/01/39	1,000	1,111,780
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/33	1,435	1,811,573
El Camino Community College District Foundation, GO, Series C, 0.00%, 08/01/38(b)	680	452,479
Foothill-Eastern Transportation Corridor Agency, Refunding RB(b)
Series A, (AGM), 0.00%, 01/15/36	500	325,190
Series A, (AGM), 0.00%, 01/15/37	1,000	625,860
Fremont Union High School District, Refunding GO, Series A, 5.00%, 08/01/44	1,350	1,666,548
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/34	2,400	2,814,000
Los Angeles Community College District, Refunding GO, Series A, 5.00%, 08/01/31	1,000	1,171,140

Security	Par (000)	Value

California (continued)
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	$1,000	$1,131,320
Los Angeles Department of Water & Power Power System Revenue, RB, Series D, 5.00%, 07/01/44	1,500	1,720,695
Los Angeles Department of Water & Power Power System Revenue, Refunding RB
Series A, 5.00%, 07/01/30	1,500	1,782,390
Series A, 5.00%, 07/01/37	1,000	1,256,740
Los Angeles Unified School District, GO 5.25%, 07/01/28	1,500	1,508,445
Series B-1, 5.00%, 07/01/33	1,500	1,892,670
Sacramento City Financing Authority, Refunding RB,
Series E, (AMBAC), 5.25%, 12/01/30	250	334,380
Sacramento Municipal Utility District, RB, Series A, 5.00%, 08/15/41	575	643,839
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 08/15/26	1,500	1,562,640
San Diego Community College District, Refunding GO, 4.00%, 08/01/32	500	587,635
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	621,885
San Diego Unified School District, GO
Series I, 5.00%, 07/01/41	1,000	1,232,620
Series I, 5.00%, 07/01/47	2,075	2,532,890
Series L, 4.00%, 07/01/49	1,000	1,174,290
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series E, 5.00%, 05/01/48	1,190	1,412,970
Series A, AMT, 4.00%, 05/01/49	1,000	1,095,710
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,571,835
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series A, Senior Lien, 5.00%, 01/15/34	1,000	1,121,160
San Marcos Unified School District, GO, Series B, 0.00%, 08/01/51(b)	350	148,124
State of California Department of Water Resources, Refunding RB, Series AW, 5.00%, 12/01/33	1,000	1,253,660
State of California, GO
5.25%, 11/01/40	2,500	2,510,375
5.00%, 03/01/45	1,000	1,165,900
State of California, Refunding GO
5.00%, 10/01/24	475	563,535
5.00%, 10/01/25	1,000	1,228,610
5.00%, 08/01/26	540	657,693
5.00%, 08/01/27	1,000	1,254,470
5.00%, 08/01/31	1,000	1,235,060
5.00%, 09/01/31	565	699,255
5.00%, 12/01/31	2,000	2,278,360
4.00%, 09/01/32	250	291,325
4.00%, 09/01/33	1,000	1,160,810
5.00%, 08/01/35	1,000	1,252,370
4.00%, 09/01/35	1,000	1,154,890
5.00%, 09/01/35	1,000	1,232,430
5.00%, 02/01/38	1,000	1,100,210
5.00%, 12/01/43	500	566,550
5.00%, 08/01/46	1,000	1,207,840

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	$605	$728,462
Series AY, 5.00%, 05/15/32	500	628,630
Series AY, 5.00%, 05/15/36	1,000	1,238,700

		74,120,835

Colorado — 2.2%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	1,230	1,282,287
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/35	1,000	1,208,400
City & County of Denver Colorado, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,572,225
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,196,130
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	400	455,488
El Paso County School District No.20 Academy, Refunding GO, 4.00%, 12/15/24	1,350	1,410,089
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	554,410

		7,679,029

Connecticut — 2.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,000	1,163,120
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 09/01/24	400	471,724
Series A, 5.00%, 10/01/29	725	818,315
Series A, 4.00%, 05/01/36	1,000	1,167,770
Series A, 4.00%, 09/01/36	430	476,969
State of Connecticut, GO
Series A, 5.00%, 10/15/23	850	970,691
Series A, 5.00%, 10/15/27	400	449,924
Series B, 5.00%, 06/15/28	400	473,808
Series B, 4.00%, 06/15/33	850	937,890
State of Connecticut, Refunding GO
Series B, 5.00%, 05/15/22	1,000	1,029,630
Series B, 5.00%, 05/15/25	250	299,785

		8,259,626

District of Columbia — 1.9%
District of Columbia Water & Sewer Authority, Refunding RB
Sub-Series A, 5.00%, 10/01/45	1,510	1,786,088
Series C, Sub-Lien, 5.00%, 10/01/44	1,000	1,149,360
District of Columbia, GO
Series D, 5.00%, 06/01/26	500	628,170
Series D, 4.00%, 06/01/34	1,000	1,171,330
Washington Metropolitan Area Transit Authority, RB, Series A, 4.00%, 07/15/45	1,500	1,745,880

		6,480,828

Florida — 1.8%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/33	1,000	1,208,120
County of Broward Florida Airport System Revenue, ARB, Series Q-1, 5.00%, 10/01/22(a)	1,000	1,096,050
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	1,000	1,163,590

Security	Par (000)	Value

Florida (continued)
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	$500	$610,780
State of Florida Department of Transportation Turnpike System Revenue, RB, Series A, 4.00%, 07/01/48	1,000	1,145,570
State of Florida, Refunding GO, Series A, 5.00%, 07/01/25	1,000	1,218,240

		6,442,350

Georgia — 1.9%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/29	1,000	1,318,810
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	500	588,505
Gwinnett County School District, GO, 5.00%, 02/01/40	400	513,340
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,212,710
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	799,676
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	2,202,702

		6,635,743

Hawaii — 0.2%
State of Hawaii, Refunding GO, Series A, 5.00%, 11/01/23	500	549,770

Illinois — 3.2%
Chicago O’Hare International Airport, ARB, Series E, Senior Lien, 5.00%, 01/01/24	410	469,770
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	1,104,130
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,179,600
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,144,300
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	1,000	1,184,330
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	100	117,948
Series A, 5.00%, 01/01/30	250	322,452
State of Illinois, GO
5.00%, 05/01/39	1,500	1,530,045
Series C, 5.00%, 11/01/29	1,000	1,065,540
Series D, 5.00%, 11/01/24	1,000	1,065,560
Series D, 5.00%, 11/01/26	500	539,890
State of Illinois, Refunding GO
5.00%, 02/01/22	500	518,110
Series A, 5.00%, 10/01/25	500	543,675
Series A, 5.00%, 10/01/28	500	551,825

		11,337,175

Indiana — 0.2%
Indiana Finance Authority, RB, Series A, 1st Lien, 5.25%, 10/01/38	650	680,673
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	119,401

		800,074

Kansas — 0.7%
State of Kansas Department of Transportation, RB 5.00%, 09/01/27	1,000	1,211,950

2

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
State of Kansas Department of Transportation, RB (continued)
5.00%, 09/01/34	$500	$596,040
University of Kansas Hospital Authority, Refunding RB,
Series A, 5.00%, 03/01/47	580	682,353

		2,490,343

Louisiana(a) — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series C-1, 2nd Lien, 5.00%, 05/01/23 ..	925	1,039,737
State of Louisiana, Refunding GO, Series C, 5.00%, 07/15/22	500	543,155

		1,582,892

Maryland — 1.4%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	448,311
4.00%, 11/01/29	695	783,786
State of Maryland, GO
Series A, 5.00%, 03/15/28	450	592,456
Series A, 5.00%, 03/15/31	400	504,728
State of Maryland, Refunding GO
Series B, 5.00%, 08/01/25	1,000	1,226,020
Series B, 5.00%, 08/01/26	1,200	1,515,588

		5,070,889

Massachusetts — 3.0%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/26	725	904,191
Series A, 5.00%, 01/01/48	1,000	1,219,590
Series C, 5.00%, 05/01/29	1,000	1,122,770
Series E, 4.00%, 04/01/46	530	589,068
Series F, 5.00%, 11/01/37	500	622,300
Series F, 5.00%, 11/01/42	1,000	1,229,190
Series G, 4.00%, 09/01/32	1,325	1,544,022
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/34	1,000	1,231,010
Series A, 4.00%, 07/15/36	1,000	1,163,160
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.00%, 08/01/21(a)	500	520,165
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(a)	400	472,969

		10,618,435

Michigan — 0.9%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,249,530
State of Michigan Trunk Line Revenue, RB, Series B, 5.00%, 11/15/45	1,000	1,283,820
University of Michigan, Refunding RB, 5.00%, 04/01/46	585	693,933

		3,227,283

Minnesota — 0.6%
Minnesota Public Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/22	1,000	1,068,770
State of Minnesota, Refunding GO, Series F, 5.00%, 10/01/21	1,000	1,048,410

		2,117,180

Security	Par (000)	Value
Missouri — 0.8%
Metropolitan St Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(a)	$330	$399,498
Series B, 5.00%, 05/01/45	705	822,002
Missouri Highway & Transportation Commission, Refunding RB, Series A, 1st Lien, 5.00%, 05/01/24	1,500	1,754,370

		2,975,870

New Jersey — 4.6%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	1,105,570
New Jersey Economic Development Authority, Refunding RB
Series GG, 5.25%, 09/01/26	1,000	1,016,240
Series NN, 5.00%, 03/01/22	500	528,080
Series NN, 5.00%, 03/01/25	500	538,835
Series NN, 5.00%, 03/01/30	1,000	1,065,700
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/46	500	553,785
Series A, 0.00%, 12/15/25(b)	100	88,760
Series A, 0.00%, 12/15/32(b)	250	167,133
Series A, 0.00%, 12/15/35(b)	3,075	1,795,769
Series A, 0.00%, 12/15/38(b)	530	269,431
Series AA, 5.00%, 06/15/25	150	167,549
Series AA, 4.75%, 06/15/38	280	299,900
Series B, 5.00%, 06/15/21(a)	825	853,330
Series B, 5.50%, 06/15/31	500	512,375
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31	1,000	1,076,500
Series A, 5.00%, 12/15/36	1,000	1,140,860
Series D, 5.00%, 12/15/24	250	284,262
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,134,480
New Jersey Turnpike Authority, Refunding RB
Series B, 5.00%, 01/01/27	840	917,078
Series E, 5.00%, 01/01/29	1,000	1,262,500
Series E, 5.00%, 01/01/32	1,100	1,356,531

		16,134,668

New York — 23.6%
City of New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,655,782
Series D, 5.00%, 12/01/35	500	615,115
Series D, 4.00%, 12/01/41	1,000	1,126,230
Series F-1, 5.00%, 04/01/34	1,115	1,360,623
City of New York, Refunding GO, Series I, 5.00%, 08/01/26	1,000	1,082,100
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	1,056,364
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	1,500	1,790,490
Metropolitan Transportation Authority, RB, Series E-1, 5.00%, 11/15/42	1,260	1,282,239
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,123,891
Series B-1, 5.00%, 11/15/47	1,000	1,160,900
Series D, 5.00%, 11/15/25	1,235	1,271,556
Series D-1, 5.00%, 11/15/34(c)	1,000	1,046,600
Sub-Series C-1, 5.00%, 11/15/34	1,000	1,054,990

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Health and Hospitals Corp., Refunding RB, Series A, 5.00%, 02/15/30	$2,540	$2,547,290
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45(d)	300	340,506
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, 5.00%, 07/15/31	1,000	1,170,800
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, 5.00%, 07/15/35	2,000	2,440,600
Series -2A, Subordinate, 4.00%, 07/15/36	1,455	1,672,522
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 05/01/37	1,000	1,195,870
Series A-1, 5.00%, 08/01/36	500	619,430
Series A-1, 5.00%, 08/01/42	1,000	1,217,290
Series B-1, 5.00%, 08/01/40	1,500	1,796,850
Series C-2, 5.00%, 05/01/36	1,000	1,232,880
Series D, 5.00%, 02/01/31	2,000	2,031,020
Sub-Series I, 5.00%, 05/01/42	1,620	1,785,289
New York City Water & Sewer System, RB
Series CC-1, 5.00%, 06/15/48	1,000	1,202,980
Series DD-1, 4.00%, 06/15/49	1,000	1,128,900
Series DD-2, 5.00%, 06/15/24	500	553,585
New York City Water & Sewer System, Refunding RB
Series DD, 5.00%, 06/15/35	2,500	2,892,450
Series DD, 5.00%, 06/15/39	420	482,769
Series EE, 5.00%, 06/15/36	1,000	1,209,340
New York Power Authority, Refunding RB, Series A,
4.00%, 11/15/50	1,000	1,162,660
New York State Dormitory Authority, RB
5.00%, 10/01/45	1,500	2,327,205
Series 2015B-B, 5.00%, 03/15/32	1,440	1,725,005
Series A, 5.00%, 03/15/35	740	919,287
Series A, 5.00%, 02/15/39	1,000	1,198,210
Series A, 5.00%, 03/15/44	1,350	1,631,570
Series A, 5.00%, 03/15/45	1,000	1,206,250
Series B, 5.00%, 03/15/42	2,000	2,117,920
New York State Dormitory Authority, Refunding RB
Series 1, 5.00%, 07/01/42	1,000	1,205,520
Series A, 5.00%, 03/15/24	600	696,330
Series A, 5.00%, 03/15/28	250	323,773
Series A, 4.00%, 03/15/43	500	561,965
Series D, 5.00%, 02/15/24	700	809,809
Series D, 4.00%, 02/15/47	1,000	1,135,400
Series E, 5.00%, 03/15/27	500	634,225
Series E, 5.00%, 09/15/28(a)	5	6,780
Series E, 5.00%, 03/15/29	995	1,291,052
New York State Environmental Facilities Corp., Refunding RB
Series A, 4.00%, 06/15/46	1,475	1,646,911
Series B, 5.00%, 06/15/28	570	588,668
New York State Thruway Authority, Refunding RB,
Series B, Subordinate, 4.00%, 01/01/50	1,000	1,122,940
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/49	2,750	3,135,467

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., Refunding RB (continued)
Series A, 5.00%, 03/15/24	$1,000	$1,159,800
Series A, 5.00%, 03/15/27	600	760,206
Series A, 5.00%, 03/15/39	1,000	1,261,450
Port Authority of New York & New Jersey, Refunding ARB
179th Series, 5.00%, 12/01/32	1,000	1,120,070
194th Series, 5.00%, 10/15/34	1,395	1,637,409
194th Series, 5.00%, 10/15/41	835	969,076
Sales Tax Asset Receivable Corp., Refunding RB,
Series A, 5.00%, 10/15/29	1,000	1,180,550
Triborough Bridge & Tunnel Authority, RB, Series A,
4.00%, 11/15/42	1,000	1,043,650
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,204,070
Series A, 5.00%, 11/15/40	600	698,916
Series B, 5.00%, 11/15/38	1,000	1,203,100
Utility Debt Securitization Authority, Refunding RB
Series TE, Restructured, 5.00%, 12/15/34	1,000	1,142,850
Series TE, Restructured, 5.00%, 12/15/41	2,000	2,270,640

		82,245,985

North Carolina(b) — 0.2%
North Carolina Turnpike Authority, RB 0.00%, 01/01/49	1,000	421,250
Series B, (AGC), 0.00%, 01/01/34	500	350,410

		771,660

Ohio — 0.6%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,312,070
State of Ohio, Refunding GO, Series B, 5.00%, 09/15/25 .	510	627,907

		1,939,977

Pennsylvania — 3.5%
Commonwealth of Pennsylvania, GO
1st Series, 5.00%, 03/15/29	1,000	1,191,680
2nd Series, 5.00%, 10/15/26	685	780,920
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/28	1,105	1,386,797
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	151,019
Delaware River Port Authority, Refunding RB
Series B, 5.00%, 01/01/21	250	252,800
Series B, 5.00%, 01/01/26	250	305,565
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,244,140
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	1,000	1,127,640
Pennsylvania Higher Educational Facilities Authority, RB,
5.00%, 08/15/49	1,000	1,231,110
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/21(a)	2,000	2,107,680
Series A-1, 5.00%, 12/01/47	1,000	1,189,130
Series C, 5.00%, 12/01/23(a)	760	874,996
Series C, 5.00%, 12/01/43	240	262,145

		12,105,622

4

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 2.5%
Metropolitan Government of Nashville & Davidson County, Refunding GO
4.00%, 07/01/30	$765	$913,372
5.00%, 07/01/32	1,000	1,286,370
Metropolitan Nashville Airport Authority, ARB, Series A,
5.00%, 07/01/45	900	1,026,081
State of Tennessee, Refunding GO, Series A, 4.00%, 08/01/25	5,000	5,338,850

		8,564,673

Texas — 8.7%
Board of Regents of the University of Texas System, RB,
Series E, 5.00%, 08/15/27	400	517,640
Carrollton-Farmers Branch Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/23(a)	445	484,067
Carrollton-Farmers Branch Independent School District, Refunding GO, Series 2018, (PSF-GTD), 4.00%, 02/15/22(a)	310	325,838
Central Texas Regional Mobility Authority, RB, Series A,
Senior Lien, 5.00%, 01/01/45	1,000	1,133,670
Central Texas Regional Mobility Authority, Refunding RB,
Series A, Senior Lien, 5.00%, 01/01/23(a)	1,000	1,105,660
Central Texas Turnpike System, RB
Series A, (AMBAC), 0.00%, 08/15/30(b)	270	226,927
Series C, 5.00%, 08/15/37	1,000	1,124,070
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,185,710
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/42	2,000	2,171,560
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	1,145,260
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	619,640
Cypress-Fairbanks Independent School District, Refunding GO, Series C, (PSF-GTD), 5.00%, 02/15/44	500	568,985
Dallas Area Rapid Transit, Refunding RB, Series A,
5.00%, 12/01/23	800	920,064
Dallas Fort Worth International Airport, Refunding RB,
Series A, 4.00%, 11/01/34	250	296,600
Grand Parkway Transportation Corp., RB
5.00%, 02/01/23	570	625,170
Series A, 5.00%, 10/01/35	695	878,272
Grand Parkway Transportation Corp., Refunding RB,
4.00%, 10/01/49	500	576,320
Harris County Toll Road Authority, Refunding RB,
Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,265,830
Lewisville Independent School District, Refunding GO,
Series B, 5.00%, 08/15/28	570	692,373
Lower Colorado River Authority, Refunding RB, Series A,
5.00%, 05/15/36	750	799,605
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(a)	1,700	1,788,791
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,224,770
Series A, 5.00%, 01/01/43	1,815	2,202,212
Series B, 5.00%, 01/01/34	1,000	1,160,340

Security	Par (000)	Value

Texas (continued)
State of Texas, Refunding GO
5.00%, 04/01/24(a)	$1,000	$1,167,200
Series A, 5.00%, 10/01/24(a)	1,000	1,190,130
Series A, 5.00%, 10/01/36	1,000	1,206,020
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,145,910
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,394,795
Series B, 5.00%, 04/15/49	1,000	1,258,910

		30,402,339

Utah — 0.2%
State of Utah, GO, 5.00%, 07/01/25	450	550,823

Virginia — 3.6%
City of Alexandria Virginia, GO, Series A, 3.00%, 07/15/46	1,000	1,086,650
City of Norfolk Virginia Water Revenue, RB, 5.00%, 05/01/21(a)	5,840	6,006,031
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	622,080
County of Fairfax Virginia, Refunding GO, Series A, 4.00%, 10/01/27	1,000	1,188,160
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/21	195	199,719
Virginia College Building Authority, Refunding RB,
Series E, 5.00%, 02/01/30	1,000	1,290,850
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 09/15/23	500	570,540
5.00%, 03/15/27	285	364,729
Series A, 5.00%, 05/15/31	1,000	1,277,520

		12,606,279

Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB,
Series S-1, 5.00%, 11/01/46	1,000	1,541,450
Central Puget Sound Regional Transit Authority, Refunding RB, Series S-1, 5.00%, 11/01/36	485	580,633
County of King Washington Sewer Revenue, Refunding RB, Series B, 5.00%, 07/01/23(a)	2,075	2,348,962
Port of Seattle, Refunding RB, Series A, 5.00%, 08/01/31	2,000	2,149,300
State of Washington, GO, Series A, 5.00%, 08/01/43	1,250	1,560,950
State of Washington, Refunding GO
Series B, 5.00%, 07/01/23	1,000	1,132,030
Series B, 5.00%, 07/01/30	1,000	1,230,970
Series R, 5.00%, 07/01/31	1,000	1,190,590

		11,734,885

Wisconsin — 1.5%
State of Wisconsin, Refunding GO
5.00%, 11/01/27	770	988,618
5.00%, 11/01/29	525	665,658
Series 1, 5.00%, 05/01/22	1,000	1,076,700

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin, Refunding GO (continued)
Series 2, 5.00%, 11/01/26	$980	$1,247,256
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,183,870

		5,162,102

Total Long-Term Investments — 97.3%

(Cost: $316,309,609)		339,612,176

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(e)(f)	7,505,120	$7,506,621

Total Short-Term Securities — 2.2% (Cost: $7,505,255)		7,506,621

Total Investments — 99.5% (Cost: $323,814,864)		347,118,797

Other Assets Less Liabilities — 0.5%		1,842,668

Net Assets — 100.0%		$348,961,465

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$5,109,953	$2,396,289	(a)	$—	$(930)	$1,309	$7,506,621	7,505,120	$23,920	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

6

Schedule of Investments (unaudited) (continued) September 30, 2020	iShares Municipal Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$339,612,176	$—	$339,612,176
Short-Term Securities
Money Market Funds	7,506,621	—	—	7,506,621

	$7,506,621	$339,612,176	$—	$347,118,797

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

SCHEDULES OF INVESTMENTS	7